Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 27, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Disclosure - Award Timing Disclosure
Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between the
Trading Day Ending
Immediately Prior to the
Filing of the 2023

Form 10-K and the
Trading Day Beginning
Immediately Following
the Filing of the 2023 Form
10-K(%)

Eric A. Vaillancourt	2/27/2024	16,984	156.20	1,135,211	0.23
Joseph F. Bruderek, Jr.	2/27/2024	3,258	156.20	217,765	0.23
Robert S. McLean	2/27/2024	3,181	156.20	212,618	0.23
Steven R. Bower	2/27/2024	1,348	156.20	76,732	0.23
Larisa R. Joiner	2/27/2024	1,316	156.20	87,961	0.23
J. Milton Childress II	2/27/2024	4,521	156.20	302,184	0.23

Eric A. Vaillancourt [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Eric A. Vaillancourt
Award Underlying Securities Amount | shares		16,984
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 1,135,211
Underlying Security Market Price Change, Percent		0.23
Joseph F. Bruderek, Jr. [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Joseph F. Bruderek, Jr.
Award Underlying Securities Amount | shares		3,258
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 217,765
Underlying Security Market Price Change, Percent		0.23
Robert S. McLean [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Robert S. McLean
Award Underlying Securities Amount | shares		3,181
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 212,618
Underlying Security Market Price Change, Percent		0.23
Steven R. Bower [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Steven R. Bower
Award Underlying Securities Amount | shares		1,348
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 76,732
Underlying Security Market Price Change, Percent		0.23
Larisa R. Joiner [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Larisa R. Joiner
Award Underlying Securities Amount | shares		1,316
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 87,961
Underlying Security Market Price Change, Percent		0.23
J. Milton Childress II [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		J. Milton Childress II
Award Underlying Securities Amount | shares		4,521
Award Exercise Price | $ / shares		$ 156.20
Award Grant Date Fair Value | $		$ 302,184
Underlying Security Market Price Change, Percent		0.23